TAXES (Details - Canadian tax expense) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Current income tax – Canada	$ 312,767	$ 1,003,126	$ 52,495
Deferred income tax – Canada
Total income tax expense	$ 312,767	$ 1,003,126	$ 52,495